Offerings - Offering: 1	Jan. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	5.50
Maximum Aggregate Offering Price	$ 31,625,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,367.42
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes Ordinary Shares that may be purchased by the underwriters pursuant to their over-allotment option.

In accordance with Rule 416 of the Securities Act, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.